CONSOLIDATED STATEMENTS OF OPERATIONS - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total revenues	¥ 6,954,057	¥ 5,409,825	¥ 3,341,617
Cost of revenues and operating expenses:
Selling, general and administrative expenses	1,805,490	1,822,787	1,068,537
Impairment loss on long-lived assets	0	63,211	106,501
Total cost of revenues and operating expenses	6,857,090	5,880,412	4,087,705
Operating income (loss)	96,967	(470,587)	(746,088)
Other income (expense):
Dividend income	2	2	2
Interest income	6,072	839	1,332
Interest expense	(9,800)	(11,950)	(13,234)
Subsidies	20,625	27,846	111,581
Foreign exchange income	14,830	14,992
Other, net	51,078	24,377	19,718
Total other income	82,807	56,106	119,399
Income (loss) before income tax expense	179,774	(414,481)	(626,689)
Income tax expense (benefit)	30,809	576,250	(87,519)
Net income (loss)	148,965	(990,731)	(539,170)
Net (loss) income attributable to shareholders of the Company	¥ 148,965	¥ (990,731)	¥ (539,170)
Net earnings (loss) per share attributable to shareholders of the Company
Basic	¥ 30.54	¥ (203.13)	¥ (133.97)
Diluted	¥ 27.23	¥ (203.13)	¥ (133.97)
Weighted average shares outstanding
Basic	4,877,404	4,877,404	4,024,692
Diluted	5,470,654	4,877,404	4,024,692
Directly-operated salons
Revenues:
Total revenues	¥ 5,396,294	¥ 4,006,834	¥ 2,026,806
Cost of revenues and operating expenses:
Cost of revenue	4,129,240	3,281,781	2,149,843
Franchise
Revenues:
Total revenues	1,163,998	1,359,026	1,289,141
Cost of revenues and operating expenses:
Cost of revenue	645,733	691,286	745,102
Other revenues
Revenues:
Total revenues	393,765	43,965	25,670
Cost of revenues and operating expenses:
Cost of revenue	¥ 276,627	¥ 21,347	¥ 17,722